TXL-GP
                             PROSPECTUS SUPPLEMENT
                           FRANKLIN GROUP OF FUNDS(R)
                            DATED DECEMBER 13, 1995

Franklin Custodian Funds, Inc.
(FCF - group prospectus for Growth, Utilities, DynaTech, Income and U.S. Government Securities Series) dated February 1, 1995, as amended June 1, 1995, as supplemented July 26, 1995 and October 1, 1995 and the separate prospectuses for Income Series dated February 1, 1995, as amended June 1, 1995, as supplemented July 26, 1995 and October 1, 1995 and U.S. Government Securities Series dated February 1, 1995, as amended November 15, 1995

Franklin Global Government Income Fund
dated March 1, 1995, as supplemented May 1, 1995, July 26, 1995 and October 1, 1995

Franklin Rising Dividends Fund
dated February 1, 1995, as amended July 17, 1995, as supplemented October 1,
1995

Franklin Balance Sheet Investment Fund
dated March 1, 1995, as amended July 5, 1995, as supplemented July 26, 1995, October 1, 1995 and October 21, 1995

Franklin Investment Grade Income Fund
dated February 1, 1995, as supplemented July 26, 1995 and October 1, 1995

Franklin California Growth Fund
Franklin Global Health Care Fund
Franklin Global Utilities Fund
Franklin Small Cap Growth Fund
Franklin Real Estate Securities Fund
(each dated September 1, 1995, as supplemented October 1, 1995)

Franklin Natural Resources Fund
dated June 5, 1995, as supplemented July 26, 1995 and October 1, 1995

Franklin Pacific Growth Fund
Franklin Equity Income Fund
(each dated March 1, 1995, as amended November 13, 1995)

Franklin Short-Intermediate U.S. Government
 Securities Fund
Franklin Adjustable Rate Securities Fund
Franklin International Equity Fund
Franklin Templeton International Currency Funds
(Global, Hard and High Income Currency Funds)
(each dated March 1, 1995, as supplemented July 26, 1995 and October 1, 1995)

Franklin Templeton German Government Bond Fund dated March 1, 1995, as amended November 15, 1995

Franklin Premier Return Fund
dated May 1, 1995, as supplemented October 31, 1995

Franklin's AGE High Income Fund
dated October 1, 1995

Franklin Convertible Securities Fund dated March 1, 1995, as supplemented October 2, 1995

 (each as may be further amended and supplemented from time to time)


The following text replaces the clause which discusses waivers to participants in individual retirement plan accounts under "How to Sell Shares of the Fund(s)
- Contingent Deferred Sales Charge":

      "; distributions from an individual retirement plan account due to death or disability, or upon periodic distributions based on life expectancy;"